LENED, INC.
                                   -----------

                             REPORT TO STOCKHOLDERS
                             ----------------------

                              FINANCIAL STATEMENTS
                              --------------------

                     YEARS ENDED SEPTEMBER 30, 2001 AND 2000
                     ---------------------------------------

                                   LENED, INC.
                                   -----------
                             REPORT TO STOCKHOLDERS
                             ----------------------
                              FINANCIAL STATEMENTS
                              --------------------
                                TABLE OF CONTENTS
                                -----------------
                     YEARS ENDED SEPTEMBER 30, 2001 AND 2000
                     ---------------------------------------






                                                                    PAGE
                                                                    ----

INDEPENDENT AUDITOR'S REPORT                                          1

STATEMENTS OF ASSETS, LIABILITIES AND
CAPITAL SECURITIES                                                    2

STATEMENTS OF OPERATIONS, UNDISTRIBUTED NET
INCOME                                                                3

STATEMENTS OF CHANGES IN NET ASSETS                                   4

STATEMENTS OF CASH FLOWS                                              5

NOTES TO FINANCIAL STATEMENTS                                       6-13

                          INDEPENDENT AUDITOR'S REPORT


To the Board of Directors and
Stockholders of Lened, Inc.
c/o Joseph Flusfeder
15 West 53rd Street
New York, NY


We have audited the accompanying statements of assets, liabilities and capital securities of Lened Inc. as of September 30, 2001 and 2000, and the related statements of operations, undistributed net income and statements of changes in net assets and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. The investment securities held in custody were confirmed to us by the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Lened Inc. as of September 30, 2001 and 2000, and the results of its operations and the changes in its net assets for the years then ended in conformity with generally accepted accounting principles.



                                                     /s/ STUART M. FRIED, CPA


                                                     STUART M. FRIED, CPA
West Caldwell, New Jersey
November 18, 2001

                                   LENED, INC.
                                   -----------
                        STATEMENTS OF ASSETS, LIABILITIES
                        ---------------------------------
                             AND CAPITAL SECURITIES
                             ----------------------


                                     ASSETS
                                     ------

                                                                            SEPTEMBER 30,
                                                                       -------------------------
                                                                          2001          2000
                                                                       -----------   -----------
INVESTMENT IN MUNICIPAL BONDS, with accrued interest -
at fair market value (amortized cost $1,701,516 and
$1,753,099) (Note 1)                                                   $ 1,774,177   $ 1,773,135
Cash                                                                         1,231           807
Investment in JP Morgan New York T/F MM
 Money Market Fund (2.95% avg. Interest rate)                               81,535        34,974
Prepaid expenses                                                             1,602         1,293
                                                                       -----------   -----------

                                                                       $ 1,858,545   $ 1,810,209
                                                                       ===========   ===========

                                  LIABILITIES AND CAPITAL SECURITIES
                                  ----------------------------------

LIABILITIES:
    Dividends payable                                                  $    60,600   $    66,900
    Other current liabilities                                                8,859         8,881
                                                                       -----------   -----------

                                                                            69,459        75,781
                                                                       -----------   -----------

NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL SHARES:

CAPITAL SHARES
    Common stock, no par value, 25,200 shares
     authorized, 18,960 issued and outstanding                         $    22,500   $    22,500
    Paid in capital                                                        144,732       144,732
    Retained earnings                                                    1,571,717     1,571,078
    Undistributed net income                                                   539           639
    Unrealized appreciation
     (depreciation) of investments                                          49,598        (4,521)
                                                                       -----------   -----------
Total stockholders' equity (equivalent to
$94.36 per share at 9/30/01 and $91.48
per share at 9/30/00)                                                    1,789,086     1,734,428
                                                                       -----------   -----------

                                                                       $ 1,858,545   $ 1,810,209
                                                                       ===========   ===========

The accompanying notes are an integral part of these financial statements.

                                   LENED, INC.
                                   -----------
                            STATEMENTS OF OPERATIONS,
                            -------------------------
                            UNDISTRIBUTED NET INCOME
                            ------------------------



                                             YEARS ENDED SEPTEMBER 30,
                                             -------------------------
                                                   2001      2000
                                                 -------   -------

INVESTMENT INCOME:

  INCOME
   Interest income on tax free municipals        $82,368   $83,204
   Dividend income - tax free                      1,367     1,433
                                                 -------   -------

                                                  83,735    84,637
                                                 -------   -------


  EXPENSES:
    Custodial fees (Note 4)                        1,833     1,838
    Audit fees                                     2,700     2,500
    Legal fees                                     5,218     2,472
    Taxes other than income taxes                    290       250
    Office expense                                10,923     9,475
    Insurance                                      1,302     1,300
    Filing fees                                      250       250
                                                 -------   -------

                                                  22,516    18,085
                                                 -------   -------

INVESTMENT INCOME                                 61,219    66,552

Net realized gain from investment transactions         0     1,000
                                                 -------   -------

INVESTMENT INCOME BEFORE FEDERAL
 INCOME TAX                                       61,219    67,552
Less:  Federal income taxes                           80        13
                                                 -------   -------

NET INVESTMENT INCOME                             61,139    67,539

Less: Dividends paid                              60,600    66,900
                                                 -------   -------

UNDISTRIBUTED NET INCOME                         $   539   $   639
                                                 =======   =======


UNREALIZED APPRECIATION (DEPRECIATION)
 OF INVESTMENTS                                  $49,598   $(4,521)
                                                 =======   =======

The accompanying notes are an integral part of these financial statements.

                                   LENED, INC.
                                   -----------
                       STATEMENTS OF CHANGES IN NET ASSETS
                       -----------------------------------



                                                      YEARS ENDED SEPTEMBER 30,
                                                      -------------------------
                                                         2001          2000
                                                      -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
    Investment income - net                           $    61,139   $    66,539
    Net realized gain on investments                            0         1,000
    Change in unrealized appreciation (depreciation)       54,119        (1,323)
                                                      -----------   -----------


NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                           115,258        66,216

DISTRIBUTION TO SHAREHOLDERS FROM
NET INVESTMENT INCOME                                      60,600        66,900
                                                      -----------   -----------

TOTAL INCREASE (DECREASE)                                  54,658          (684)

NET ASSETS BEGINNING OF PERIOD                          1,734,428     1,735,112
                                                      -----------   -----------

NET ASSETS END OF PERIOD (Including
Undistributed Net Income of $(539) and
$(639), respectively)                                 $ 1,789,086   $ 1,734,428
                                                      ===========   ===========



DIVIDENDS PER SHARE                                   $      3.20   $      3.53
                                                      ===========   ===========



The accompanying notes are an integral part of these financial statements.

                                   LENED, INC.
                                   -----------
                            STATEMENTS OF CASH FLOWS
                            ------------------------
                           INCREASE (DECREASE) IN CASH
                           ---------------------------



                                                         YEARS ENDED SEPTEMBER 30,
                                                         -------------------------
                                                             2001         2000
                                                           ---------    ---------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                               $  61,139    $  67,539
  Adjustments to reconcile net income to net
  cash provided by operating activities:
     Changes in assets and liabilities:
       (Increase) Decrease in municipal bonds with
         accrued interest at fair market value                 3,931        3,734
       (Increase) Decrease in Vista New York
         Tax Free Money Market Fund                          (46,561)     (28,900)
        (Increase) Decrease in prepaid expenses                 (309)           0
       Increase (Decrease) in other current liabilities          (22)      (2,777)
       Realized (gain) loss from investment transactions
        included in net income                                     0       (1,000)
                                                           ---------    ---------

NET CASH PROVIDED BY OPERATING ACTIVITIES                     18,178       38,596
                                                           ---------    ---------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Maturities of Securities                                   150,000      146,000
  Purchases of Securities                                   (100,854)    (115,898)
  Realized gain from investment transactions                       0        1,000
                                                           ---------    ---------

NET CASH PROVIDED BY INVESTING
ACTIVITIES                                                    49,146       31,102
                                                           ---------    ---------

NET CASH FLOWS USED BY FROM FINANCING ACTIVITIES:
  Dividends paid                                             (66,900)     (68,900)
                                                           ---------    ---------

NET INCREASE IN CASH AND
 CASH EQUIVALENTS                                                424          798

CASH - BEGINNING OF YEAR                                         807            9
                                                           ---------    ---------

CASH - END OF YEAR                                         $   1,231    $     807
                                                           =========    =========

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:

  Cash paid during the year for:
     Income taxes                                          $     350    $     250

The accompanying notes are an integral part of these financial statements.

                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                               SEPTEMBER 30, 2001
                               ------------------



NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
----------------------------------------

Lened, Inc. was incorporated in New Jersey on January 31, 1957. Lened, Inc. commenced operations as an investment company investing at least 50% of the value of its total assets, determined at the close of each quarter of its taxable year, in tax-exempt state and local obligations. The Company may distribute, as a tax-exempt dividends, to its shareholders an amount equal to the interest earned on such tax-exempt obligations, provided it designates such dividends as tax-exempt interest dividends. It is the Company's intention to invest substantially all of its assets, except such amounts as it may carry in demand deposits, in such tax-exempt obligations and to distribute all of its net income, including any net short-term capital gains, to its shareholders.

The Company is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment company.

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

     (a) Investments are valued by the Custodian. These values may not necessarily be bids or actual last sale prices, but are estimates of the fair value of the investment securities, based upon prevailing interest rates, applicable bond ratings and other factors influencing the markets in which the investments are purchased and sold.

     (b) It is the policy of the Company to continue to qualify as a regulated investment company if such qualifications are in the best interests of its shareholders, by complying with the provisions available under the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes. Therefore, unless the Company has capital gains or interest on Treasury Bills, no federal tax provision is required.

                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                               SEPTEMBER 30, 2001
                               ------------------

     (c) Realized gains and losses on investments are computed on the basis of the identified cost of the specific securities sold.

     (d) Securities transactions are recorded on the date the securities are purchased or sold (the trade date). Interest income (net of premium or discount amortization) is recorded as earned.

     (e) Unrealized Appreciation (Depreciation) of Investments is stated as the difference between amortized cost and fair market value.

          At September 30, 2001
                Unrealized Appreciation of Bonds totaled         $  51,407
                Unrealized Depreciation of Bonds totaled              1,809
                                                                 ----------
                Net Unrealized Appreciation of Investments       $   49,598
                                                                 ==========

NOTE 2 - PURCHASES OF SALES AND REDEMPTIONS OF SECURITIES
---------------------------------------------------------

Securities exclusive of JP Morgan New York Tax Free Money Market Fund purchased by the Company amounted to $100,854 for the year ended September 30, 2001 and $115,898 for the year ended September 30, 2000. Sales of securities exclusive of JP Morgan New York Tax Free Money Market Fund amounted to $150,000 for the year ended September 30, 2001 and $146,000 for the year ended September 30, 2000.

NOTE 3 - DISTRIBUTIONS
----------------------

The Company distributed income of $60,600 ($3.20 per share) and $66,900 ($3.53 per share) for the years ended September 30, 2001 and 2000 in the form of dividends.

NOTE 4 - CUSTODIAL FEES
-----------------------

Pursuant to an agreement with the custodian, the custodial fee is based on the number of bond coupons redeemed based on an annual charge of $1.25 per $1,000 of the first $500,000, $.75 per $1,000 of the next $500,000 face value of bonds and $.50 per $1,000 face value above $1,000,000. A charge of $15 is made for each security transaction.

During the years ended September 30, 2001 and 2000, the Company was charged an aggregate of $1,833 and $1,838 respectively.

NOTE 5 - REMUNERATION
---------------------

The Company's policy is not to pay, and for the periods reported did not pay, remuneration to either officers or directors.

                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                               SEPTEMBER 30, 2001
                               ------------------



NOTE 6 - CAPITAL PER SHARE AND RELATED INFORMATION
--------------------------------------------------

Selected data for a share of capital stock outstanding throughout the period:

                                        YEARS ENDED SEPTEMBER 30,
                                      ----------------------------
                                          2001            2000
                                      -----------     -----------
Investment income                     $      4.42     $      4.46
Operating expenses                           1.19             .95
                                      -----------     -----------

INVESTMENT INCOME BEFORE FEDERAL             3.23            3.51
 INCOME TAX

FEDERAL INCOME TAX                              0               0
                                      -----------     -----------

INVESTMENT INCOME - NET                      3.23            3.51

Dividends to shareholders                    3.20            3.53
                                      -----------     -----------

                                              .03            (.02)

Realized and unrealized gain (loss)
 on investments - net                        2.85            (.01)
                                      -----------     -----------

CHANGE IN NET VALUE                          2.88            (.03)

NET ASSET VALUE:
  Beginning of period                       91.48           91.51
                                      -----------     -----------

  End of period                       $     94.36     $     91.48
                                      ===========     ===========

Ratio of operating expenses to
 average net assets                           .01             .01

Ratio of investment income net to
 average net assets                          .047            .048%

Portfolio turnover                           5.62%           6.62%

Number of shares outstanding at end
 of period                                 18,960          18,960

                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                               SEPTEMBER 30, 2001
                               ------------------



NOTE 7 - INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
----------------------------------------------------------

                                                       Principal            Amortized         Fair Market*
Name and Title of Issuer                                Amount                Cost               Value
------------------------                               ---------            ---------         -----------

Akron N Y Cent Sch Dist G/O
DD 09/01/95  5.4% Due 6/1/02 (FSA)                     $   45,000           $  45,195         $  46,799

Chicago Cnty Minn Hsg & Redev Auth
DD 12/01/97  4.7%  Due 02/01/08
Call MSF OID Lease Rev                                     80,000              80,321            80,535

Clayton Cnty GA Hsg
Auth, Multifa
DD 07/01/97  4.55%  Due 07/01/02
Pointe Clear Apts Proj                                     45,000              45,000            46,215

Connecticut St Res Recovery Rev
DD 0/18/01 4.50% Due 11/15/11
OID Call Mid Conn Sys Sub Ser A                            70,000              69,968            69,199

Dade Cnty Fla Res Recovery FAC
DD 09/01/96  5.0% Due 10/01/03
REF (AMBAC) Rev                                            90,000              89,851            96,045

District  Columbia G/O
DD 05/01/93  5.625% Due 6/1/02
Ref-A OID                                                 50,000               50,023            52,098

District  Columbia
DD 06/01/93  6.0%  Due 06/01/09
Call Unrefunded Bal-E-Capmac-ITC                          50,000               51,023            54,666

District Columbia G/O
DD 05/01/93 5.625% Due 6/1/02
Ref- Ser A (FSA- CR)                                      90,000               90,321            93,744


                                       -9-

                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                               SEPTEMBER 30, 2001
                               ------------------


NOTE 7 - INVESTMENTS IN SECURITIES OF UNAFILLIATED ISSUERS - (Continued)
-----------------------------------------------------------------------


                                                       Principal            Amortized         Fair Market*
Name and Title of Issuer                                Amount                 Cost              Value
------------------------                               --------             -------------     -----------

Falcon Heights Minn G/O
DD 06/01/99  4.10%  Due 02/01/05
Impt - SER A                                              25,000               25,000            25,918

Fenton Mo Pub Auth Leasehold Rev
DD 12/15/97  4.750% Due 01/01/07
OID                                                       80,000               79,825            83,727

Grand Folks N D Health Care Sys
DD 06/01/97  5.5%  Due 08/15/07
Altru Health Sys Oblig Group                              80,000               82,495            88,006

Greater Richmond Convention Ctr
DD 02/01/00  5.50%  due 06/15/07
Hotel Tax Rev Ctr Expansion PJ                            65,000               65,814            71,701

Greenville Hosp Sys S C Hosp Fac
DD 03/01/96 4.9% Due 05/01/03
Ser B                                                     95,000               95,001           100,233

Los Angeles Cnty Calif Pub Wksfi
DD 08/01/93  4.6%  Due 03/01/02
Ref-Cap Construction                                     100,000               99,861           101,429

Manatee Cnty Fla Hsg Fin Auth Rev
DD 06/01/85  9.125%  Due 06/01/16
Callable Sgl Fam Series A FGIC                             5,000                5,039             5,160



                                      -10-

                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                               SEPTEMBER 30, 2001
                               ------------------


NOTE 7 - INVESTMENTS IN SECURITIES OFUNAFFILIATED ISSUERS - (Continued)
----------------------------------------------------------------------

                                                       Principal            Amortized         Fair Market*
Name and Title of Issuer                                Amount                Cost               value
------------------------                               ---------            ---------         -----------

Maryland St Cmnty Dev Admin Dept.
DD 06/01/97  4.6% Due 1/01/03
Hsg-Ser A                                                 30,000               30,000            31,045

Mississippi Dev Bk Spl Oblig
DD 11/01/97  4.8%  Due 11/01/08
Call Desoto Cnty Convention Ctr                           30,000               30,000            32,217

Nebraska Invt Fin Auth Sing/Famil
DD 09/01/97  5.0%  Due 9/01/07
Ser D                                                     45,000               44,999            45,557

New Jersey Economic Dev Auth Rev
DD 06/01/94  5.4% Due 2/1/06
Call Peddie Sch Proj-Ser A                                60,000               60,421            63,203

New Jersey Sr EDL Facs
Auth Rev. DD 06/15/93
5.375% Due 07/01/05
Call OID Ser A                                            30,000               30,256            31,938

Newport Muni Vtil
Dist. TX  GLO
DD 8/1/99 5.25% Due 4/1/14
Call FSA Ref Waterwrks & SWR                              30,000               30,841            31,890

New York City G/O
DD 06/11/98  4.5%  Due 05/15/05
Series I                                                  25,000               25,000            26,448

New York St Dorm Auth Revs
DD 07/01/98  4.375%  Due 07/01/05
Ser 2 OID                                                 60,000               60,000            63,131

Pennsylvania St Tpk Comm Rev
DD 08/01/92  5.7%  Due 12/01/06
Call OID Ser  (FGIC)                                      25,000               25,349            26,818



                                      -11-

                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                               SEPTEMBER 30, 2001
                               ------------------



NOTE 7 - INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS - (Continued)
-----------------------------------------------------------------------


                                                       Principal            Amortized         Fair Market*
Name and Title of Issuer                                Amount                Cost               Value
------------------------                               ---------            ---------         -----------

Philadelphia PA Auth For Indl
DD 01/01/98  4.750%  Due 06/15/06
Call Franklin Institute PJ                                80,000               80,000            81,639

Pierce County Wash Swr
DD 07/01/93 5.2% DUE 02/01/05
Call Ref & Impt OID                                       25,000               25,178            25,820

Port Houston Auth Tex
Harris DD 10/01/98  4.0%
Due 10/01/06  OID 6/0
Amt. SER-A                                                75,000               74,519            77,588

Puerto Rico Comwlth Rev
DD  05/15/00  5.25%  Due 07/01/10
MBIA Hwy & Transn Series B                                25,000               24,906            28,189

Sarasota Cnty Fla Util Sys Rev
DD 01/01/93  5.7%  Due 10/01/05
Call Ref FGIC OID                                         15,000               15,212            16,102

Sedalia Mo Hosp Rev
DD 07/01/97  4.6%  Due 03/01/03
Call Bothwell Regl Health Ctr                             50,000               50,000            51,588

South Brunswick Twp NJ
DD 08/01/93  5.0%  Due 08/01/06
Call Ref G/O OID                                          20,000               20,100            21,164



                                      -12-

                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                               SEPTEMBER 30, 2001
                               ------------------



NOTE 7 - INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS - (Continued)
-----------------------------------------------------------------------


                                                       Principal            Amortized         Fair Market*
Name and Title of Issuer                                Amount                Cost               Value
------------------------                               ---------            ---------         -----------

Trinity Riv Auth Tx Big Bear
DD 02/15/96  4.5%  Due 02/01/03
Ref-Wastewtr Sys Contract MBIA                            75,000               75,000            77,467

Wyoming County Dev. Auth Hsg Rev
DD  07/02/97  5.20%  Due 06/01/07
Ser 4                                                     25,000               24,998            26,898
                                                    ------------        -------------     -------------


TOTAL INVESTMENT - 99.2%                              $1,695,000           $1,701,516         1,774,177
                                                    ============        =============

OTHER ASSETS LESS LIABILITIES - 8%                                             14,909
                                                                        -------------

NET ASSETS - 100%                                                                            $1,789,086
                                                                                          =============

NET ASSET VALUE PER SHARE                                                                 $       94.36
                                                                                          =============

OUTSTANDING SHARES AT SEPTEMBER 30, 2001                                                         18,960
                                                                                          =============

 *  Includes accrued interest




                                      -13-